                                                File Nos. 33-60321 and 811-2402


   As filed with the Securities and Exchange Commission on October 11, 1995.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-14


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / /

              Pre-Effective Amendment No. ___                        / /

              Post-Effective Amendment No. 1                         /X/

                        (Check appropriate box or boxes)


                        JOHN HANCOCK SOVEREIGN BOND FUND
               (Exact name of registrant as specified in charter)


          101 Huntington Avenue, Boston, Massachusetts      02199-7603
            (Address of principal executive office)          Zip Code


                                 (617) 375-1700
              (Registrant's Telephone Number, including Area Code)


                                                 With a copy to:
                                                 ---------------
           Thomas H. Drohan                      Jeffrey N. Carp, Esq.
           John Hancock Advisers, Inc.           Hale and Dorr
           101 Huntington Avenue                 60 State Street
           Boston, MA 02199                      Boston, MA 02109
                    (Name and address of agent for service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                        JOHN HANCOCK SOVEREIGN BOND FUND

                     STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 33-60321 and 811-2402, dated June 16, 1995, are incorporated by reference in their entirety herein.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 11th day of October, 1995.

                                                JOHN HANCOCK SOVEREIGN BOND FUND

                                                By:            *
                                                    ---------------------------
                                                    Edward J. Boudreau, Jr.
                                                    Chairman

        Pursuant to the requirements of the Securities Act of 1933, the PEA No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                             TITLE                             DATE
        ---------                             -----                             ----


           *                        Chairman
-------------------------           (Principal Executive Officer)
Edward J. Boudreau, Jr.


/s/ James B. Little                 Senior Vice President and Chief             October 11, 1995
-------------------------           Financial Officer (Principal
James B. Little                     Financial and Accounting Officer)



           *                        Trustee
-------------------------
Dennis S. Aronowitz


           *                        Trustee
-------------------------
Richard P. Chapman


           *                        Trustee
-------------------------
William J. Cosgrove


           *                        Trustee
-------------------------
Bayard Henry


           *                        Trustee
-------------------------
Gail D. Fosler

        SIGNATURE                             TITLE                                 DATE
        ---------                             -----                                 ----


           *                        Trustee
--------------------------
Richard S. Scipione


           *                        Trustee
--------------------------
Edward J. Spellman


*By: /s/ Thomas H. Drohan                                                       October 11, 1995
     --------------------
     Thomas H. Drohan
     Attorney-in-Fact

                                  EXHIBIT INDEX



Exhibit 12

         Opinion and consent of counsel supporting the tax matters and consequences to shareholders.